Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables [Abstract]
Schedule of Trade Receivables

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Trade receivables
Receivables from third-party customers	116,776	192,540
Allowance for ECLs	(5,672)	(10,818)

Total trade receivables	111,104	181,722

Schedule of Allowance for ECLs
The movements in allowance for ECLs are as follows:

	2021	2020
	RMB’000	RMB’000
At the beginning of the year	(10,818)	(3,346)
Impairment losses, net	(18,653)	(34,983)
Amount written off as uncollectible	23,799	27,511

At the end of the year	(5,672)	(10,818)